DERIVATIVE FINANCIAL INSTRUMENTS (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Hedge Instrument Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Debenture hedge	R$ 18,555
Debenture hedge total	18,555
Hedge Object Book Value [Member]
IfrsStatementLineItems [Line Items]
Debenture hedge	22,072
Debenture hedge total	22,072
Accumulated Fair Value Adjustments In Shareholders Equity Gross Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Debenture hedge	79
Debenture hedge total	79
Accumulated Fair Value Adjustments In Shareholders Equity Net Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Debenture hedge	43
Debenture hedge total	R$ 43